Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
OPERATING ACTIVITIES
Net income	$ (201,019)	$ 451,049	$ 366,797
Items not involving cash:
Depreciation of property and equipment	11,844	14,986	37,943
Amortization of intangible asset	9,988	10,885	4,251
Impairment of investment	98,464
Stock-based compensation	140,169	27,296	171,513
Changes in operating working capital:
Decrease (increase) in accounts receivable	36,825	(72,867)	106,015
Decrease (increase) in investment tax credits	(34,086)	13,376	(36,861)
Increase in other tax credits	(85,793)	12,383	(53,107)
Decrease (increase) in prepaid expenses	2,853	9,429	10,441
(Increase) in long term deposits			(9,722)
Increase (decrease) in accounts payable	(13,911)	(7,184)	4,116
Increase (decrease) in accrued liabilities	13,205	(35,947)	41,776
Increase (decrease) in deferred revenue	45,651	(70,371)	(73,554)
Cash flows provided by operating activities	24,190	353,035	569,608
INVESTING ACTIVITIES
Purchase of property and equipment	(4,580)	(9,977)	(10,978)
Purchase of intangible asset			(51,451)
Purchase of investment		(187,367)	(10,290)
Cash flows used in investing activities	(4,580)	(197,344)	(72,719)
FINANCING ACTIVITIES
Effect of changes in exchange rates on cash	(190,274)	(164,510)	113,220
Increase in cash and cash equivalents	(170,664)	(8,819)	610,109
Cash and cash equivalents, beginning of year	1,762,171	1,770,990	1,160,881
Cash and cash equivalents, end of year	$ 1,591,507	$ 1,762,171	$ 1,770,990